Critical Estimates and Judgments	12 Months Ended
Dec. 31, 2023
Critical Estimates and Judgments [Abstract]
CRITICAL ESTIMATES AND JUDGMENTS

NOTE 4 - CRITICAL ESTIMATES AND JUDGMENTS:

As part of the financial reporting process, Group management is required to make estimates that affect the value of assets, liabilities, income, expenses and certain disclosures included in the Group’s consolidated financial statements. By their very nature, such estimates are subjective and complex and consequently may differ from actual results.

The accounting estimates used in the preparation of the financial statements are continually evaluated and adjusted based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Described below are the critical accounting estimates used in the preparation of the financial statements, the formulation of which required Group management to make assumptions as to circumstances and events that involve significant uncertainty. In using its judgment to determine the accounting estimates, the Group takes into consideration, as appropriate, the relevant facts, past experience, the effect of external factors and reasonable assumptions under the circumstances.

Government grants

Grants from governments are recognized at the time the Group is entitled to such grants, on the basis of the costs incurred, and included as a deduction from research and development expenses and sales and marketing expenses. Government grants received are recognized as a liability if economic benefits are expected as a result of research and development activities that will result in sales entitling the state to royalties. Government grants are treated as a forgivable loan when there is a reasonable assurance that the entity will meet the terms for forgiveness of the loan. There is uncertainty about the expectation of future economic benefits as a result of research and development activities.

Deferred taxes

Based on management’s discretion, the Group has not created deferred tax assets in respect of accrued losses for tax purposes, as it is not expected that the Group will be able to utilize these losses in the foreseeable future against taxable income.

Research and development expenses

Research and development expenses are recorded in accordance with the accounting policies detailed in Note 2l. Group management has examined the conditions specified in Note 2l and in its opinion, as of December 31, 2023, it does not meet them. Therefore, as of December 31, 2023, the Group has not yet capitalized research and development expenses, and research and development expenses were charged to the income statement.